UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23630

Cliffwater Enhanced Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Report to Shareholders

CLIFFWATER ENHANCED LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2021

(Unaudited)

Cliffwater Enhanced Lending Fund

Table of Contents
For the Period Ended September 30, 2021 (Unaudited)

Consolidated Schedule of Investments	2-5
Consolidated Schedule of Forward Foreign Currency Exchange Contracts	6
Consolidated Summary of Investments	7
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statement of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	13-24
Other Information	25-28

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES — 67.6%
	INVESTMENT PARTNERSHIPS — 64.1%
N/A	Annaly Credit Opportunities Onshore Fund, LP1	$3,066,517
N/A	Ares Commercial Finance, LP2	12,451,691
N/A	Atalaya A4 (Cayman), LP3	1,524,842
N/A	Banner Ridge Secondary Fund IV, LP4	—
N/A	Crestline Specialty Lending III (U.S), LP5	5,287,464
N/A	Felicitas Secondary Fund II Offshore, LP6	4,493,653
N/A	Harvest Partners Structured Capital Fund III, LP7	237,204
N/A	Hercules Global Venture Growth Fund I, LP8	10,472,407
N/A	HPS Specialty Loan V-L, LP9	10,021,008
N/A	Linden Structured Capital Fund-A, LP10	12,726,005
N/A	Pathlight Capital Fund II, LP11	10,699,693
N/A	Raven Asset Based Credit Fund II, LP12	5,914,435
N/A	Shamrock Capital Debt Opportunities I, LP13	81,658
N/A	Silver Point Specialty Credit Fund II, LP14	18,180,246
N/A	Thompson Rivers, LLC[15]	5,091,120
N/A	Waccamaw River, LLC[16]	4,776,800
		105,024,743
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 3.5%
N/A	17Capital Co-Invest (B) SCSp[17]	5,779,079
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $105,533,448)	110,803,822

Principal Amount
	SENIOR SECURED LOANS — 8.3%
	CONSUMER DISCRETIONARY — 2.4%
$3,975,000	Iconix Brand Group First Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 8/4/2025	3,895,500

	INDUSTRIALS — 1.8%
3,000,000	Retail Services WIS Corporation Delayed Draw, 8.750% (3-Month USD Libor+775 basis points), 5/20/2025	2,970,000

	TECHNOLOGY — 4.1%
3,000,000	AIDC Acquisition, LLC First Lien Term Loan, 8.090% (1-Month USD Libor+709 basis points), 4/1/2026	2,970,000
2,000,000	Merlin International, Inc First Lien Term Loan, 10.000% (3-Month USD Libor+900 basis points), 8/6/2023	1,920,000
2,000,000	Solera Global Holdings Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 6/4/2029	1,920,712
		6,810,712
	TOTAL SENIOR SECURED LOANS
	(Cost $13,681,821)	13,676,212

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Principal Amount		Value
	PREFERRED STOCKS — 4.1%
	HEALTH CARE — 1.5%
$2,500	Propharma, LLC[18] Jayhawk Intermediate LLC, Series B Preferred, 13.000%	$2,425,000

	INDUSTRIALS — 1.1%
2,500	Atomic Transport, LLC LP19 Atomic Blocker, LLC, Class A Preferred, 8.500%	1,782,701

	TECHNOLOGY — 1.5%
2,500	Confluence Technologies, Inc. 10.500%	2,425,000

	TOTAL PREFERRED STOCKS
	(Cost $6,632,701)	6,632,701

	COLLATERALIZED LOAN OBLIGATIONS — 1.5%
2,500,000	TCP Whitney CLO Ltd. 8.302% (3-Month USD Libor+816 basis points), 8/20/2033	2,450,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $2,450,000)	2,450,000

	SUBORDINATED DEBT — 1.2%
	FINANCIALS — 1.2%
2,000,000	OTR Midco, LLC, 12.000%, 5/12/2026	2,000,000
	TOTAL SUBORDINATED DEBT
	(Cost $2,000,000)	2,000,000

Number of Shares
	COMMON STOCKS — 0.4%
	INDUSTRIALS — 0.4%
2,188	Atomic Blocker, LLC, Class W Common	654,496
	TOTAL COMMON STOCKS
	(Cost $654,496)	654,496

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 16.2%
26,507,179	State Street Institutional U.S. Government Money Market Fund, 0.02%[20]	$26,507,179
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,507,179)	26,507,179
	TOTAL INVESTMENTS — 99.3%
	(Cost $157,459,645)	162,724,410
	Other Assets Less Liabilities — 0.7%	1,180,465
	NET ASSETS — 100.0%	$163,904,875

LP – Limited Partnership

LLC – Limited Liability Company

[1]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in senior secured first and second lien loans to traditional middle market companies and larger middle market companies in the U.S. The investment fund shall continue until May 31, 2025 with two one-year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.

[2]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in commercial finance assets through a direct lending strategy and through the acquisition of specialty finance companies focused primarily on various collateralized lending strategies. The investment fund shall continue until June 30, 2025. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $13,080,652 as of September 30, 2021.

[3]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is generate attractive risk-adjusted returns by acquiring and/or originating diversified portfolios of credit, special opportunity investments and other adjacent opportunities. Cliffwater Enhanced Lending Fund elected to participate in 3 annual investment pools, each with a 5 year term. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the term for each investment pool. Total unfunded capital commitments amount to $18,500,000 as of September 30, 2021.

[4]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in secondary purchases of fund entities executing distressed, special situations and credit strategies. The investment fund shall continue until June 15, 2031, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $10,000,000 as of September 30, 2021.

[5]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to directly originate loans to lower-middle market and middle market companies. The investment fund shall continue until 4 years following the investment period with one year extensions available after the termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $14,636,996 as of September 30, 2021.

[6]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is directly acquire, in secondary market transactions, privately issues securities and interests in pooled investment vehicles that invest primarily in privately issued securities. The investment fund shall continue until January 10, 2030 with one year extensions available after the termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $6,780,011 as of September 30, 2021.

[7]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to make non-control investments in senior equity, junior debt securities or other similar assets in middle market companies. The investment fund shall continue for 10 years from purchase date with one year extensions available after the termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $19,792,850 as of September 30, 2021.

[8]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to make senior secured debt and equity investments in life sciences and technology-related companies. The investment fund shall continue for 6 years with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $29,614,721 as of September 30, 2021.

[9]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

investment strategy is to generate current income while preserving capital by investing primarily in newly originated secured debt. The investment fund shall continue until the fourth anniversary of the termination of the investment period with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $20,250,000 as of September 30, 2021.

[10]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in structured capital securities issued by private, middle market healthcare companies. The investment fund shall continue until October 25, 2029 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $8,298,722 as of September 30, 2021.

[11]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in first and second lien asset-based loans to retail and consumer businesses. The investment fund shall continue for 5 years from purchase date with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $24,968,968 as of September 30, 2021.

[12]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide first and second lien short duration loans to middle market companies. The investment fund shall continue for 8 years from purchase date with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $6,716,805 as of September 30, 2021.

[13]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to originate loans collateralized by entertainment IP assets. The investment fund shall continue for 10 years from purchase date with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $19,918,342 as of September 30, 2021.

[14]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until the 2nd anniversary of the end of the investment period with a six month extension available after the end of the investment period. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $17,660,978 as of September 30, 2021.

[15]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in Government-insured non-performing residential mortgages loans. The investment fund permits redemptions upon prior consent of the board of the investment fund.

[16]

The Fund’s investment in the investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in unsecured consumer loans and other consumer finance opportunities. The investment fund permits redemptions upon prior consent of the board of the investment fund. Total unfunded capital commitments amount to $7,840,000 as of September 30, 2021.

[17]

The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide financing to a European private equity firm. The investment fund shall continue until May 7th, 2031. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to €62,500 as of September 30, 2021.

[18]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

[19]	Atomic Blocker, LLC holds Class A Preferred Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

[20]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts
As of September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Euro	State Street	USD	December 31, 2021	(5,032,721)	$(5,912,969)	$(5,841,390)	$71,579

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(5,912,969)	$(5,841,390)	$71,579

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Summary of Investments
As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles	67.6%
Senior Secured Loans
Technology	4.1%
Consumer Discretionary	2.4%
Industrials	1.8%
Total Senior Secured Loans	8.3%
Preferred Stocks
Health Care	1.5%
Technology	1.5%
Industrials	1.1%
Total Preferred Stocks	4.1%
Collateralized Loan Obligations	1.5%
Subordinated Debt
Financials	1.2%
Common Stocks
Industrials	0.4%
Short-Term Investments	16.2%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Assets and Liabilities
As of September 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $157,459,645)	$162,724,410
Unrealized appreciation on forward foreign currency exchange contracts	71,579
Cash	238,745
Receivables:
Investment securities sold	25,000
Fund shares sold	479,157
Dividends and interest	382,887
Due from advisor	23,826
Prepaid expenses	142,024
Total assets	164,087,628

Liabilities:
Payables:
Fund accounting and administration fees	57,991
Legal fees	53,886
Audit fees	28,190
Transfer Agency fees and expenses	19,463
Custody fees	2,656
Chief Compliance Officer fees	2,622
Other accrued expenses	17,945
Total liabilities	182,753

Net Assets	$163,904,875

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$157,193,274
Total distributable earnings	6,711,601
Net Assets	$163,904,875

Class I Shares:
Net assets applicable to shares outstanding	$163,904,875
Shares of beneficial interest issued and outstanding	15,764,541
Net asset value, offering, and redemption price per share	$10.40

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Operations
For the Period Ended September 30, 2021 (Unaudited)1

Investment Income:
Interest	$356,876
Dividends	1,203,717
Miscellaneous income	206
Total investment income	1,560,799

Expenses:
Legal fees	78,137
Fund accounting and administration fees	75,546
Trustees’ fees and expenses	28,356
Audit fees	26,190
Transfer agent fees and expenses	22,685
Offering costs	22,568
Chief Compliance Officer fees	8,822
Shareholder reporting fees	6,931
Insurance fees	3,026
Custody fees	1,569
Miscellaneous expenses	10,082
Total fees and expenses	283,912
Less fees and expenses waived by Investment Manager	(113,360)
Net expenses	170,552
Net investment income	1,390,247

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Foreign currency transactions	(14,990)
Net realized loss	(14,990)
Net change in unrealized appreciation/depreciation on:
Investments	5,264,765
Forward foreign currency exchange contracts	71,579
Net change in unrealized appreciation/depreciation	5,336,344
Net realized and unrealized gain	5,321,354

Net Increase in Net Assets from Operations	$6,711,601

[1]	For the period from July 1, 2021 (commencement of operations) to September 30, 2021. See Note 11 “Reorganization Information” in the Notes to the Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Changes in Net Assets

For the Period July 1, 2021[1] through September 30, 2021 (Unaudited)
Net Increase in Net Assets from:
Operations:
Net investment income	$1,390,247
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	(14,990)
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	5,336,344
Net increase in net assets resulting from operations	6,711,601

Capital Transactions:
Proceeds from shares sold:
Class I	120,166,710
Proceeds from Reorganization (See Note 11):	84,230,749
Cost of shares repurchased:
Class I	(47,304,185)
Net increase in net assets from capital transactions	157,093,274

Net increase in net assets	163,804,875

Net Assets:
Beginning of period[2]	100,000
End of period	$163,904,875

Capital Share Transactions:
Shares sold:
Class I	11,830,155
Shares from Reorganization	8,557,509
Shares redeemed:
Class I	(4,633,123)
Net increase in capital shares outstanding	15,754,541

[1]	For the period July 1, 2021 (commencement of operations) to September 30, 2021. See Note 11 “Reorganization Information” in the Notes to the Financial Statements.

[2]	The Investment Manager made the initial share purchase of $100,000 on 7/1/2021. The total initial share purchase of $100,000 included 10,000 shares purchased at $10 per share.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Cash Flows
For the Period Ended September 30, 2021 (Unaudited)1

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$6,711,601
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(84,480,089)
Sales of investments	26,551,373
Net accretion on investments	(6,335)
Net realized gain on paydowns	(486)
Net change in unrealized (appreciation)/depreciation	(5,336,344)
Change in short-term investments, net	(15,272,463)
(Increase)/Decrease in assets:
Investment securities sold	(25,000)
Dividends and interest	(382,697)
Due from advisor	(23,826)
Prepaid expenses	(142,024)
Increase/(Decrease) in liabilities:
Audit fees	8,190
Legal fees	53,886
Fund administration fees	57,991
Custody fees	1,570
Transfer Agency fees and expenses	19,463
Chief Compliance Officer fees	2,622
Other accrued expenses	17,945
Net cash used in operating activities	(72,244,623)

Cash flows provided by (used in) financing activities:
Cash proceeds from reorganization (See Note 11)	100,000
Proceeds from shares sold, net of receivable for fund shares sold	119,687,553
Cost of shares repurchased	(47,304,185)
Net cash provided by financing activities	72,483,368

Net Increase in cash	238,745

Cash
Cash, beginning of period	—
Cash, end of period	$238,745

[1]	For the period July 1, 2021 (commencement of operations) to September 30, 2021. See Note 11 “Reorganization Information” in the Notes to the Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Financial Highlights
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period July 1, 2021* through September 30, 2021 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.11
Net realized and unrealized gain (loss) on investments[2]	0.29
Total income from investment operations	0.40

Net asset value, end of period	$10.40

Total return	4.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163,905

Ratio of expenses to average net assets:
Before fees waived	0.89%[4]
After fees waived	0.53%[4]
Ratio of net investment income to average net assets:
Before fees waived	4.00%[4]
After fees waived	4.36%[4]

Portfolio turnover rate	24%[3]

*	Commencement of operations.

[1]	Based on average daily shares outstanding for the period.

[2]	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment manager and portfolio managers. The proposed Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on June 16, 2021. The tax-free reorganization was accomplished at the close of business on June 30, 2021. See Note 11 for additional information on the Reorganization.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as sale leasebacks of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other assets with predictable cash flow streams. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary

On July 1, 2021, CELF SPV LLC (“CLCE SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. On July 1, 2021, CELF SPV Holdings (PP) LLC (“CLCE HOLD”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net assets value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statement of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees of the Fund (“Trustees”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $59,719 and $146,355, respectively.

As of September 30, 2021, $123,787 of offering costs remain as an unamortized deferred asset, while 22,568 has been expensed subject to the Fund’s Expense Limitation and Reimbursement Agreement.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2021.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2021, the Fund had one outstanding forward currency contracts sold short.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Warehouse Investments

The Fund may invest in Warehouse investments (“Warehouses”), which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a Warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a Warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in Warehouses are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

The Warehouse investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the value of a Warehouse investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse investment, a significant portion (and in some circumstances all) of the Warehouse investments made by the Fund may not be repaid.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of September 30, 2021, the Fund did not have any unfunded loan commitments.

Valuation of Investments

The Fund’s Valuation Committee (“Valuation Committee”) oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. Certain CLOs may be structured as private investment companies and/or funds in which case the net asset value may be used as a practical expedient to estimate the fair value of such interests. See Private Investment Funds below.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this Valuation of Investments section.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Investment Manager is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Investment Manager will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the period beginning July 1, 2021 (commencement of operations) and period ended September 30, 2021, there was no balance outstanding.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” including making borrowings through one or more special purpose vehicles (“SPVs”) that are wholly-owned subsidiaries of the Fund. Certain Fund investments are held by these SPVs. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

LIBOR Risk

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests may pay interest at floating rates based on LIBOR.

Since 2017, the UK’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the US Dollar Libor benchmarks, the ICE Benchmark Administration, extended the retirement date for most US Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the UK, €STR in the EU, Tonar in Japan, and in the US, the NY Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Pandemic Risk

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market-place, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

3. Principal Risks (continued)

of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and the Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Investment Manager relies and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing has led to a recession in most developed countries in the world, and it could lead to increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been and continue to be implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 are becoming more widely available, the duration of the COVID-19 outbreak and its full impacts are also unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average net assets.

The Investment Manager contractually agreed to waive its entire management fee with respect to the Fund until at least June 14, 2022. Effective November 19, 2021, the Investment manager extended the management fee waiver to July 31, 2022. The Investment Manager may reduce the amount of the waiver in the amount of any organizational and related expenses paid by the Investment Manager with respect to the Fund. The Investment Manager may not recoup waived fees.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the period ended September 30, 2021, the Fund’s allocated UMBFS fees are reported on the consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the period ended September 30, 2021, the Fund’s allocated fees incurred for trustees are reported on the consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2021, are reported on the consolidated Statement of Operations.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2021:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$13,676,212	$—	$13,676,212
Private Investment Vehicles	—	—	—	110,803,822	110,803,822
Collateralized Loan Obligations	—	2,450,000	—	—	2,450,000
Preferred Stocks	—	—	6,632,701	—	6,632,701
Common Stocks	—	—	654,496	—	654,496
Subordinated Debt	—	—	2,000,000	—	2,000,000
Short-Term Investments	26,507,179	—	—	—	26,507,179
Total Investments, at fair value	$26,507,179	$2,450,000	$22,963,409	$110,803,822	$162,724,410

Total Assets	$26,507,179	$2,450,000	$22,963,409	$110,803,822	$162,724,410

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Liabilities
Forward Contracts	$—	$71,579	$—	$—	$71,579
Total Liabilities, at fair value	$—	$71,579	$—	$—	$71,579

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2021:

	Senior Secured Loans	Preferred Stocks	Common Stocks	Subordinated Debt	Total
Balance as of July 1, 2021	$1,920,000	$4,207,701	$654,496	$2,000,000	$8,782,197
Purchases	13,730,833	2,425,000	—	—	16,155,833
Sales/Paydowns	(1,945,833)	—	—	—	(1,945,833)
Realized gains (losses)	486	—	—	—	486
Original issue discount and amendment fees	(30,000)	—	—	—	(30,000)
Amortization	6,335	—	—	—	6,335
Change in Unrealized appreciation (depreciation)	(5,609)	—	—	—	(5,609)
Transfers In	—	—	—	—	—
Transfers Out	—	—	—	—	—
Balance as of September 30, 2021	$13,676,212	$6,632,701	$654,496	$2,000,000	$22,963,409

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Senior Secured Loans	$13,676,212	Cost	Recent Transaction Price	N/A
Preferred Stocks	6,632,701	Cost	Recent Transaction Price	N/A
Common Stocks	654,496	Cost	Recent Transaction Price	N/A
Subordinated Debt	2,000,000	Cost	Recent Transaction Price	N/A

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

6. Capital Stock (continued)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the period ended September 30, 2021 are as follows:

Commencement Date	July 21, 2021
Repurchase Request	August 20, 2021
Repurchase Pricing date	August 20, 2021

Net Asset Value as of Repurchase Offer Date
Class I	$10.21

Amount Repurchased
Class I	$47,304,185

Percentage of Outstanding Shares Repurchased
Class I	26.99%

7. Federal Income Taxes

At September 30, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$156,467,490
Gross unrealized appreciation	6,315,078
Gross unrealized depreciation	(58,158)
Net unrealized appreciation on investments	$6,256,920

8. Investment Transactions

For the period ended September 30, 2021, purchases and sales of investments, excluding short-term investments, were $84,480,089 and $26,551,373, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the period ended September 30, 2021 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the consolidated Statements of Assets and Liabilities and consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2021, by risk category are as follows:

		Asset Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value
Unrealized appreciation/depreciation on forward contracts	Forward Contracts	$71,579
Total		$71,579

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Foreign Exchange Contracts	$71,579	$71,579

The quarterly average volumes of derivative instruments as of September 30, 2021 are as follows:

Derivatives not designated as hedging instruments	Short Forward Contracts
Foreign Exchange Contracts	1

11. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Cliffwater Enhanced Lending Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Manager and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business June 30, 2021.

Assets:
Investments at Cost	$84,254,645
Investments at Value	85,595,983
Interest Receivable	190
Total Assets	$85,596,173

Liabilities:
Audit Fees	$20,000
Custody Fees	1,087
Total Liabilities	21,087
Net Assets	$85,575,086

100,000 shares were issued with an initial NAV of $10.00.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2021 (Unaudited) (Continued)

12. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The fund commenced a repurchase offer October 20, 2021 as follows:

Commencement Date	October 20, 2021
Repurchase Request	November 19, 2021
Repurchase Pricing date	November 19, 2021

Net Asset Value as of Repurchase Offer Date
Class I	$10.60

Amount Repurchased
Class I	$8,914,799

Percentage of Outstanding Shares Repurchased
Class I	3.99%

There have been no other subsequent events, aside from the extension of the investment management fee waiver discussed in Note 4, that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2021 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Approval of Investment Management Agreement

At the meeting of the Board of Trustees (the “Board”) of the Cliffwater Enhanced Lending Fund (the “Fund”) held on May 13, 2021, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the Investment Management Agreement between the Fund and Cliffwater LLC (the “Investment Manager”).

In advance of the meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment and personnel. The Board reviewed and considered the qualifications of the key personnel of the Investment Manager who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Adviser. The Board reviewed and considered the performance of the Investment Manager’s other investment products, noting the similarities and differences between these products and the Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the proposed investment management fee rate and expected total expense ratio of the Fund. The Board compared the proposed investment management fee and pro-forma total expense ratio for the Fund with various comparative data, including a report containing data on other comparable funds. The Board concluded that the investment management fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2021 (Unaudited) (Continued)

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that, because the Fund’s proposed advisory fee did not have breakpoints, the advisory fee would not create economies of scale as the Fund grows. The Board also determined that, because the Fund had no assets, economies of scale were not present at that time.

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Investment Manager from the Investment Manager’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, an increased ability to market the Investment Manager’s services and reputational benefits in the various marketplaces in which the Investment Manager offers its services. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or proposed distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the investment management fees were reasonable in light of the fall-out benefits to the Investment Manager.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2021 (Unaudited) (Continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-(888)-442-4420

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2021 (Unaudited) (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Investment Manager

Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank

State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Enhanced Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2021

By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	December 9, 2021